Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Other Intangible Assets [Abstract]
Goodwill Attributable to Each Reportable Segment
The changes in the carrying amount of goodwill attributable to each reportable segment for the years ended December 31, 2019 and 2018 are as follows.

	Industrial Technologies and Services	Precision and Science Tehcnologies	High Pressure Solutions	Total
Balance as of December 31, 2017	$832.0	$209.6	$186.0	$1,227.6
Acquisitions	68.3	20.9	8.7	97.9
Foreign currency translation and other(1)	(33.5)	(2.6)	0.1	(36.0)
Balance as of December 31, 2018	866.8	227.9	194.8	1,289.5
Acquisitions	6.3	2.0	—	8.3
Foreign currency translation and other(1)	(7.7)	(2.4)	—	(10.1)
Balance as of December 31, 2019	$865.4	$227.5	$194.8	$1,287.7

(1)	During the years ended December 31, 2018 and 2019, the Company recorded immaterial measurement period adjustments.

Goodwill Attributable to Business Acquired

2019 Acquisitions	Date of Acquisition	Industrial Technologies and Services	Precision and Science Technologies	High Pressure Solutions	Total
Oina	July 3, 2019	$—	$2.0	$—	$2.0
ACBN	August 19, 2019	6.3	—	—	6.3
		$6.3	$2.0	$—	$8.3

2018 Acquisitions	Date of Acquisition	Industrial Technologies and Services	Precision and Science Technologies	High Pressure Solutions	Total
Runtech	February 8, 2018	$63.6	$—	$—	$63.6
PMI Pumps	May 29, 2018	—	—	8.7	8.7
DV Systems	November 2, 2018	4.7	—	—	4.7
MP Pumps	December 12, 2018	—	20.9	—	20.9
		$68.3	$20.9	$8.7	$97.9

Intangible Assets
Other intangible assets as of December 31, 2019 and 2018 consisted of the following.

	2019		2018
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships	$1,238.7	$(673.9)	$1,245.5	$(567.8)
Technology	30.2	(6.0)	21.7	(4.8)
Trademarks	40.4	(11.9)	44.9	(13.0)
Backlog	—	—	68.8	(68.6)
Other	64.0	(40.8)	62.3	(31.9)
Unamortized intangible assets
Trademarks	614.3	—	611.3	—
Total other intangible assets	$1,987.6	$(732.6)	$2,054.5	$(686.1)